REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM



To the Shareholders and
Board of Trustees of
Investment Managers Series Trust II
Milwaukee, Wisconsin 53212


In planning and performing our audits
of the financial statements of AXS
Astoria Inflation Sensitive ETF, AXS
Change Finance ESG ETF, AXS First
Priority CLO Bond ETF, AXS Green
Alpha ETF, AXS Brendan Wood
TopGun Index ETF, AXS Esoterica
NextG Economy ETF, AXS 2X
Innovation ETF, AXS Short China
Internet ETF, AXS 1.25X NVDA Bear
Daily ETF, AXS 2X PFE Bear Daily
ETF, AXS 2X PFE Bull Daily ETF,
AXS 1.5X PYPL Bear Daily ETF,
AXS 1.5X PYPL Bull Daily ETF, AXS
TSLA Bear Daily ETF, AXS 2X NKE
Bear Daily ETF, AXS 2X NKE Bull
Daily ETF, AXS Short De-SPAC Daily
ETF, and AXS Short Innovation Daily
ETF (the "Funds"), each a series of
Investment Managers Series Trust II, as
of and for the year ended March 31,
2023, in accordance with the standards
of the Public Company Accounting
Oversight Board (United States), we
considered their internal control over
financial reporting, including control
activities for safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are required
to assess the expected benefits and
related costs of controls.   A company's
internal control over financial reporting
is a process designed to provide
reasonable assurance regarding the
reliability of financial reporting and the
preparation of financial statements for
external purposes in accordance with
generally accepted accounting
principles.   A company's internal
control over financial reporting
includes those policies and procedures
that (1) pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the company; (2) provide
reasonable assurance that transactions
are recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of inherent limitations,
internal control over financial reporting
may not prevent or detect
misstatements.   Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance with the
policies or procedures may deteriorate.







To the Shareholders and
Board of Trustees of
Investment Managers Series Trust II
Page Two



A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely basis.
A material weakness is a deficiency, or
combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds'
internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States).
However, we noted no deficiencies in
the Funds' internal control over
financial reporting and its operation,
including controls for safeguarding
securities, which we consider to be
material weaknesses, as defined above,
as of March 31, 2023.

This report is intended solely for the
information and use of management,
Shareholders and Board of Trustees of
Investment Managers Series Trust II
and the Securities and Exchange
Commission, and is not intended to be
and should not be used by anyone other
than these specified parties.

/s/TAIT, WELLER & BAKER
LLP

Philadelphia, Pennsylvania
May 30, 2023